26 Accounts Payable Related to Concessions (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 731,864	R$ 612,587	R$ 584,163
Present value [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	731,864
Present value [member] | 2021 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	88,951
Present value [member] | 2022 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	78,757
Present value [member] | 2022 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	71,101
Present value [member] | 2023 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	64,195
Present value [member] | After 2024 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	428,860
Nominal value [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	1,505,293
Nominal value [member] | 2021 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	87,432
Nominal value [member] | 2022 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	87,432
Nominal value [member] | 2022 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	87,432
Nominal value [member] | 2023 [member]
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	87,432
Nominal value [member] | After 2024
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 1,155,565